INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of inventories [Abstract]
Schedule of inventory

	December 31, 2018	December 31, 2017
	$	$
Current:
Finished goods	23,433	19,262
Stockpiled ore	18,195	6,806
Leach pad inventory	162,335	128,783
Materials and supplies	28,785	27,730
	232,748	182,581
Non-current materials and supplies (note 8)	2,006	3,973
	234,754	186,554